Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 10.4%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc.	37,000	2,201,130
Entertainment 2.0%
Activision Blizzard, Inc.	7,500	607,125
Electronic Arts, Inc.(a)	24,250	3,162,442
Total		3,769,567
Interactive Media & Services 7.0%
Alphabet, Inc., Class A(a)	5,550	8,134,080
Facebook, Inc., Class A(a)	18,350	4,805,865
Total		12,939,945
Media 0.2%
Interpublic Group of Companies, Inc. (The)	19,400	323,398
Total Communication Services		19,234,040
Consumer Discretionary 11.8%
Hotels, Restaurants & Leisure 1.0%
Domino’s Pizza, Inc.	1,750	744,240
Hilton Worldwide Holdings, Inc.	13,300	1,134,756
Total		1,878,996
Household Durables 1.1%
PulteGroup, Inc.	44,900	2,078,421
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.(a)	2,042	6,429,707
eBay, Inc.	33,800	1,760,980
Total		8,190,687
Multiline Retail 2.0%
Dollar General Corp.	1,750	366,835
Target Corp.	20,450	3,219,239
Total		3,586,074
Specialty Retail 3.3%
Best Buy Co., Inc.	25,900	2,882,411
Home Depot, Inc. (The)	1,550	430,450
Lowe’s Companies, Inc.	17,100	2,836,206
Total		6,149,067
Total Consumer Discretionary		21,883,245
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.2%
Food & Staples Retailing 1.2%
Kroger Co. (The)	65,200	2,210,932
Food Products 0.8%
General Mills, Inc.	19,100	1,178,088
Kraft Heinz Co. (The)	8,000	239,600
Total		1,417,688
Household Products 2.6%
Kimberly-Clark Corp.	18,300	2,702,178
Procter & Gamble Co. (The)	14,600	2,029,254
Total		4,731,432
Tobacco 2.6%
Altria Group, Inc.	86,815	3,354,532
Philip Morris International, Inc.	20,100	1,507,299
Total		4,861,831
Total Consumer Staples		13,221,883
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Chevron Corp.	1,245	89,640
ConocoPhillips Co.	51,745	1,699,306
HollyFrontier Corp.	70,100	1,381,671
Valero Energy Corp.	7,035	304,756
Total		3,475,373
Total Energy		3,475,373
Financials 9.8%
Banks 3.0%
Bank of America Corp.	19,400	467,346
Citigroup, Inc.	74,300	3,203,073
Citizens Financial Group, Inc.	76,800	1,941,504
Total		5,611,923
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.9%
Bank of New York Mellon Corp. (The)	29,900	1,026,766
BlackRock, Inc.	5,070	2,857,198
S&P Global, Inc.	9,175	3,308,505
State Street Corp.	26,200	1,554,446
T. Rowe Price Group, Inc.	2,000	256,440
Total		9,003,355
Insurance 1.9%
Allstate Corp. (The)	34,600	3,257,244
MetLife, Inc.	4,700	174,699
Total		3,431,943
Total Financials		18,047,221
Health Care 14.3%
Biotechnology 2.3%
AbbVie, Inc.	15,830	1,386,550
Alexion Pharmaceuticals, Inc.(a)	9,090	1,040,169
Amgen, Inc.	1,876	476,804
BioMarin Pharmaceutical, Inc.(a)	7,750	589,620
Vertex Pharmaceuticals, Inc.(a)	2,687	731,186
Total		4,224,329
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	34,834	3,790,984
Dentsply Sirona, Inc.	6,430	281,184
Medtronic PLC	7,736	803,925
Total		4,876,093
Health Care Providers & Services 3.2%
DaVita, Inc.(a)	17,100	1,464,615
HCA Healthcare, Inc.	25,350	3,160,638
Humana, Inc.	3,050	1,262,365
Total		5,887,618
Pharmaceuticals 6.2%
Bristol-Myers Squibb Co.	38,300	2,309,107
Johnson & Johnson	35,200	5,240,576
Merck & Co., Inc.	21,100	1,750,245
Mylan NV(a)	142,200	2,108,826
Total		11,408,754
Total Health Care		26,396,794
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.0%
Aerospace & Defense 1.9%
Lockheed Martin Corp.	9,175	3,516,594
Building Products 0.1%
Fortune Brands Home & Security, Inc.	1,958	169,406
Construction & Engineering 0.2%
Quanta Services, Inc.	5,800	306,588
Electrical Equipment 2.4%
Eaton Corp. PLC	34,600	3,530,238
Rockwell Automation, Inc.	3,750	827,550
Total		4,357,788
Machinery 0.7%
Cummins, Inc.	2,073	437,735
Illinois Tool Works, Inc.	4,800	927,408
Total		1,365,143
Professional Services 0.2%
Robert Half International, Inc.	8,100	428,814
Road & Rail 2.5%
CSX Corp.	16,200	1,258,254
Norfolk Southern Corp.	7,700	1,647,723
Union Pacific Corp.	8,500	1,673,395
Total		4,579,372
Total Industrials		14,723,705
Information Technology 28.3%
Communications Equipment 2.1%
Arista Networks, Inc.(a)	1,150	237,970
Cisco Systems, Inc.	92,515	3,644,166
Total		3,882,136
IT Services 4.7%
MasterCard, Inc., Class A	15,900	5,376,903
VeriSign, Inc.(a)	14,905	3,053,289
Visa, Inc., Class A	1,300	259,961
Total		8,690,153

2	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.6%
Broadcom, Inc.	6,525	2,377,188
Intel Corp.	88,500	4,582,530
KLA Corp.	5,200	1,007,448
QUALCOMM, Inc.	19,700	2,318,296
Total		10,285,462
Software 10.4%
Adobe, Inc.(a)	6,375	3,126,491
Autodesk, Inc.(a)	13,750	3,176,388
Fortinet, Inc.(a)	24,000	2,827,440
Microsoft Corp.	48,280	10,154,732
Total		19,285,051
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.(b)	87,680	10,154,221
Total Information Technology		52,297,023
Materials 2.2%
Chemicals 1.3%
LyondellBasell Industries NV, Class A	35,700	2,516,493
Containers & Packaging 0.2%
International Paper Co.	8,100	328,374
Metals & Mining 0.7%
Newmont Corp.	5,900	374,355
Nucor Corp.	20,000	897,200
Total		1,271,555
Total Materials		4,116,422
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	5,465	1,321,054
Equinix, Inc.	1,350	1,026,176
Prologis, Inc.	14,300	1,438,866
SBA Communications Corp.	1,175	374,214
Weyerhaeuser Co.	16,200	462,024
Total		4,622,334
Total Real Estate		4,622,334
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.6%
Electric Utilities 2.2%
Entergy Corp.	11,750	1,157,728
Exelon Corp.	20,100	718,776
NRG Energy, Inc.	69,100	2,124,134
Total		4,000,638
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	9,000	162,990
Multi-Utilities 0.3%
Sempra Energy	5,150	609,554
Total Utilities		4,773,182
Total Common Stocks (Cost $149,938,781)		182,791,222

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(c),(d)	1,880,120	1,879,932
Total Money Market Funds (Cost $1,880,072)		1,879,932
Total Investments in Securities (Cost: $151,818,853)		184,671,154
Other Assets & Liabilities, Net		48,402
Net Assets		184,719,556

At September 30, 2020, securities and/or cash totaling $301,106 were pledged as collateral.
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	13	12/2020	USD	2,178,800	14,138	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	2,398,346	20,983,368	(21,501,668)	(114)	1,879,932	223	11,532	1,880,120
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2020